Trade and Other Receivables (Details) - Schedule of allowance for doubtful accounts - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Allowance For Doubtful Accounts Abstract
Allowance for doubtful accounts, beginning of year	$ 5,216	$ 7,257
Provisions (reversals) for impaired receivables	2,339	(1,914)
Receivables written off	(2,924)	(13)
Impact of foreign exchange	270	(114)
Allowance for doubtful accounts, end of year	$ 4,901	$ 5,216